Intangible assets (Details) - CHF (SFr)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Intangible assets
Fair value of Income recognised for services received at zero cost	SFr 9,948	SFr 34,505	SFr 17,639	SFr 105,560
Fair value of services received at zero cost recorded as other operating cost	9,948	SFr 34,505	17,639	SFr 105,560
Service agreement
Intangible assets
Additions					SFr 182,348
Service agreement | Cost
Intangible assets
Intangible assets	182,348		182,348			SFr 182,348
Service agreement | Accumulated depreciation
Intangible assets
Intangible assets	SFr (182,348)		SFr (182,348)			SFr (182,348)